Long-term receivables, investments and other (Long-term receivables, investments and other) (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) kg lb	Dec. 31, 2022 CAD ($) lb kg	Dec. 31, 2021 lb
Long-term receivables, investments and other [Abstract]
Deferred charges	$ 0	$ 29,585,000
Derivatives	28,467,000	2,807,000
Investment tax credits	95,940,000	95,812,000
Amounts receivable related to tax dispute	209,125,000	295,221,000
Product loan	288,294,000	200,998,000
Other	2,108,000	3,264,000
Total (current and non current portion)	623,934,000	627,687,000
Less current portion	(10,161,000)	(32,180,000)
Net	613,773,000	$ 595,507,000
Amounts received during period from tax authority related to tax disputes	$ 86,097,000
Uranium [member] | Orano Canada Inc [member]
Disclosure of products and services [line items]
Product loan maturity	December 31, 2028
Product loan quantity | lb	3,600,000	3,571,001	5,400,000
Repayment on loan receivable | lb	3,000,000
Undrawn Loan Receivables Quantity | lb	1,200,000
Undrawn Loan Maturity Date	December 31, 2027
Uranium conversion supply [member] | Orano Canada Inc [member]
Disclosure of products and services [line items]
Product loan maturity	December 31, 2035
Product loan quantity | kg	1,148,200	700,000
Maximum quantity of raw materials | kg	1,148,200